                                             UAM Funds
                                             Funds for the Informed Investor(SM)



Pell Rudman
Mid-Cap Growth Portfolio
Annual Report                                                     April 30, 1999
--------------------------------------------------------------------------------







                                                [LOGO OF UAM FUNDS APPEARS HERE]

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 1999
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------

Shareholders' Letter........................................................   1
Portfolio of Investments....................................................   5
Statement of Assets and Liabilities.........................................   9
Statement of Operations.....................................................  10
Statement of Changes in Net Assets..........................................  11
Financial Highlights........................................................  12
Notes to Financial Statements...............................................  13
Report of Independent Accountants...........................................  18

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

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

May 21, 1999

Dear Shareholder:

We welcome this opportunity to review the economic and market conditions that have affected the Pell Rudman Mid-Cap Growth Portfolio for the period ending April 30, 1999 as well as the outlook for the balance of 1999.

Performance Summary

From the Portfolio's commencement on September 10, 1998 through April 30, 1999 the Pell Rudman Mid-Cap Growth Portfolio produced a return of 27.50%, a large portion of which was generated in the strong market rebound from October through December. This compares to a return of 34.78% for our benchmark, the Russell Mid-Cap Growth Index. For the four months ended April 30, the Portfo-lio returned 2.57% versus 6.88% for the benchmark.

Overview of Economic and Market Conditions

The Dow Jones Industrial Average reached a new milestone on March 29, closing above 10,000 for the first time. Otherwise, the behavior of the economy and financial markets could best be described as "more of the same." The U.S. economy remained vibrant, inflation stayed tame, and interest rates-though volatile-stabilized in a trading range.

Our outlook for the economy is positive for the balance of 1999. We continue to expect a slowdown from the extraordinarily strong growth of the fourth cal-endar quarter to a more moderate, though still solid, growth track. Some of the first quarter's strong economic activity was probably due to the acceler-ated pace of tax refunds and the tax cut effect of the big drop in gasoline prices. The stimulative impact of these factors is now largely behind us. Nev-ertheless, a vibrant job-market, rising real after-tax incomes, confident con-sumers, and companies investing in productivity-enhancing technology provide the makings for continued momentum on the economic front.

The only warning sign on inflation has been the rebound in energy prices off very depressed levels. Importantly, other commodities have not followed suit. Productivity rates have improved, enabling corporations to absorb wage gains without a pass-through to higher prices. In short, reported inflation may have stopped improving, but is expected to remain well contained, and we expect Federal Reserve monetary policy, though biased to tighten, will remain on "hold" for the remainder of this millennium.

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UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------


The economic fundamentals, coupled with a generally benign interest-rate re-gime, should be supportive for equities-growth stocks in particular.

The narrowness of leadership evident most of last year carried over into early 1999. Large capitalization stocks generally outperformed their mid-cap and small-cap counterparts. In March and April we began to see signs of a broaden-ing equities market and believe that the combination of excellent relative valuations and sound fundamental earnings prospects in the mid cap sector will continue to be recognized.

Nonetheless, the first quarter was a challenge for mid-cap investors. The re-turn of the Russell Mid-Cap Growth Index was skewed by results in a few very hot sectors. Internet and telecom equipment stocks provided the majority of the index's positive return. Large recoveries in a few deeply depressed indus-tries was another factor. Surprisingly, stocks with little or no earnings sig-nificantly outperformed the bulk of their more reasonably priced brethren.

The combination of these factors made it relatively difficult for our Portfo-lio, which is constructed from quality growth stocks diversified across many industries to keep pace.

The largest contributors to our performance were in the cable and media indus-tries. A few consumer and financial stocks also had noticeable gains. Our largest losses were in technology services.

We sold stock that displayed deteriorating fundamentals. Corporate profit growth has become more sluggish and individual company earnings expectations are more vulnerable to downward revisions. We remain vigilant in our sell dis-cipline. We look to replace these with new holdings where growth prospects are more solid. The Portfolio is currently fully-invested across a broad spectrum of industries.

We believe adherence to our investment philosophy will inure to the long term benefit of our shareholders.

Pell Rudman Trust Company, N.A.

    The investment results presented in the Adviser's letter represent past performance and should not be construed as a guarantee of future results. A
     Portfolio's performance assumes the reinvestment of all dividends and distributions.
   There are no assurances that a Portfolio will meet its stated objectives. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
 A Portfolio's holdings are subject to change because it is actively managed.
   Portfolio changes should not be considered recommendations for action by individual investors.

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                     Definition of the Comparative Indices
                     -------------------------------------
Dow Jones Industrial Average is a price-weighted average of thirty blue-chip stocks that are generally the leaders in their industry and are listed on the New York Stock Exchange. It has been a widely followed indicator of the stock market since October 1, 1928.

Russell Mid-Cap Growth Index is composed of the 800 smallest companies in the Russell 1000 Index, with higher price-to-book ratios and higher forecasted growth values.

    The comparative indices assume reinvestment of dividends and, unlike a Portfolio's returns, do not reflect any fees or expenses. If such fees were reflected in the comparative indices' returns, the performance would have been lower.

      Please note that one cannot invest directly in an unmanaged index.

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

                                                            [CHART APPEARS HERE]
Growth of a $10,000 Investment

-----------------------------------------------------------------------------
                                 TOTAL RETURN**
                         FOR PERIOD ENDED APRIL 30, 1999
-----------------------------------------------------------------------------
                                 SINCE 9/10/98*
-----------------------------------------------------------------------------
                                   27.50%
-----------------------------------------------------------------------------

                   Pell Rudman Mid-Cap              Russell Mid-Cap
                    Growth Portfolio                 Growth Index
                    ----------------                 ------------
9/10/98*                  $10,000                       $10,000
4/30/99                   $12,750                       $13,478

 * Beginning of operations. Index comparisons begin on 8/13/98.
** If the Adviser and/or Portfolio service providers had not limited certain expenses, the Portfolio's total return would have been lower.

The investment results represent past performance and should not be construed as a guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The comparative index assumes reinvestment of dividends and, unlike the Portfolio's returns, does not reflect any fees or expenses. If such fees were reflected in the comparative index's return, the performance would have been lower.

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 1999
--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS
COMMON STOCKS - 97.5%

                                                         Shares       Value+
                                                       ----------- ------------

AUTOMOTIVE - 0.6%
 Harley-Davidson, Inc. ...............................         600 $     35,775
                                                                   ------------

BANKS - 2.4%
 Northern Trust Corp. ................................         885       82,416
 TCF Financial Corp. .................................       2,375       68,875
                                                                   ------------
                                                                        151,291
                                                                   ------------

BEVERAGES, FOOD & TOBACCO - 1.0%
 *Foodmaker, Inc. ....................................       2,625       63,328
                                                                   ------------

BROADCASTING & PUBLISHING - 12.0%
 *Chancellor Media Corp. .............................       1,450       79,569
 *Clear Channel Communications, Inc. .................       2,885      200,508
 E.W. Comcast Corp., Class A..........................       2,725      178,998
 *Heftel Broadcasting Corp. ..........................       1,310       71,231
 *Outdoor Systems, Inc. ..............................       4,395      110,699
 *Univision Communications, Inc. .....................       1,785      103,307
                                                                   ------------
                                                                        744,312
                                                                   ------------

CHEMICALS - 1.9%
 Cambrex Corp. .......................................       2,175       55,734
 *Dionex Corp. .......................................       1,550       63,550
                                                                   ------------
                                                                        119,284
                                                                   ------------

COMMERCIAL SERVICES - 8.5%
 *BISYS Group, Inc. ..................................         940       47,705
 *Ceridian Corp. .....................................       3,800      139,175
 *Concord EFS, Inc. ..................................       3,005      100,292
 *Gartner Group, Inc., Class A........................       1,365       26,020
 *Lason, Inc. ........................................       1,325       52,420
 *NOVA Corp. .........................................       1,925       50,050
 Paychex, Inc. .......................................       2,150      109,785
                                                                   ------------
                                                                        525,447
                                                                   ------------

COMMUNICATIONS - 0.2%
 *Pinnacle Holdings Inc. .............................         574       11,767
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 1999
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                          Shares       Value+
                                                        ----------- ------------

COMPUTERS - 1.7%
 *Affiliated Computer Services, Inc., Class A..........       1,820 $     69,615
 *Keane, Inc. .........................................       1,450       35,978
                                                                    ------------
                                                                         105,593
                                                                    ------------
COMPUTERS & OFFICE EQUIPMENT - 4.6%
 *Lexmark International Group, Inc., Class A...........       1,940      239,590
 *Transaction Systems Architects, Inc., Class A........       1,300       42,169
                                                                    ------------
                                                                         281,759
                                                                    ------------

CONSUMER NON-DURABLES - 0.5%
 *Blyth Industries, Inc. ..............................       1,300       29,575
                                                                    ------------

EDUCATION - 1.1%
 *DeVry, Inc. .........................................       2,520       66,465
                                                                    ------------

ELECTRONICS - 10.3%
 *Altera Corp. ........................................       2,050      148,113
 Linear Technology, Inc. ..............................       2,350      133,656
 *Maxim Integrated Products, Inc. .....................       2,910      162,960
 *Microchip Technology, Inc. ..........................       2,375       83,125
 *Xilinx, Inc. ........................................       2,350      107,219
                                                                    ------------
                                                                         635,073
                                                                    ------------

ENTERTAINMENT & LEISURE - 1.2%
 *SFX Entertainment, Inc. .............................       1,205       74,409
                                                                    ------------

FINANCIAL SERVICES - 4.3%
 Ambac Financial Group, Inc. ..........................         725       43,772
 Capital One Financial Corp. ..........................         940      163,266
 FINOVA Group, Inc. ...................................       1,205       58,217
                                                                    ------------
                                                                         265,255
                                                                    ------------

HEALTH CARE - 8.7%
 *CareMatrix Corp. ....................................       2,640       45,210
 *Health Management Associates, Inc., Class A..........       4,270       66,719
 *Lincare Holdings, Inc. ..............................       2,295       67,989
 *MedQuist Inc. .......................................       1,925       65,931
 *MiniMed, Inc. .......................................       1,880      117,500
 *PacifiCare Health Systems, Inc., Class B.............         585       46,672
 *Patterson Dental Co. ................................       1,820       65,634
 *Sybron International Corp. ..........................       2,175       60,220
                                                                    ------------
                                                                         535,875
                                                                    ------------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 1999
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                         Shares       Value+
                                                       ----------- ------------

INDUSTRIAL - 1.8%
 Donaldson Co., Inc. .................................       2,150 $     48,106
 Pentair, Inc. .......................................       1,325       62,275
                                                                   ------------
                                                                        110,381
                                                                   ------------

INSURANCE - 2.6%
 AFLAC, Inc. .........................................       1,455       78,934
 Progressive Corp. ...................................         585       83,947
                                                                   ------------
                                                                        162,881
                                                                   ------------

LODGING & RESTAURANTS - 0.8%
 *Papa John's International, Inc. ....................       1,245       50,033
                                                                   ------------

MULTI-MEDIA - 2.7%
 *AT&T Corp.--Liberty Media, Class A..................       2,655      169,588
                                                                   ------------

NETWORKING - 1.0%
 *Exodus Communications, Inc. ........................         625       56,328
 Marimba Inc. ........................................         100        6,075
                                                                   ------------
                                                                         62,403
                                                                   ------------

OFFICE EQUIPMENT - 0.5%
 *United Stationers, Inc. ............................       1,930       32,931
                                                                   ------------

OIL & GAS - 1.3%
 Devon Energy Corp. ..................................       2,405       79,966
                                                                   ------------

PRINT & PUBLISHING - 0.9%
 *Consolidated Graphics, Inc. ........................       1,365       58,183
                                                                   ------------

RETAIL - 4.8%
 *Bed Bath & Beyond, Inc. ............................       2,700       96,356
 Dollar General Corp. ................................       2,555       89,585
 TJX Cos., Inc. ......................................       3,230      107,599
                                                                   ------------
                                                                        293,540
                                                                   ------------

SERVICES - 7.4%
 *Fiserv, Inc. .......................................       2,150      125,909
 *Metzler Group, Inc. ................................       2,050       57,144
 National Data Corp. .................................       1,365       62,961
 *U.S. Foodservice....................................       1,295       54,471
 *Waters Corp. .......................................         740       77,792
 *Young & Rubicam, Inc. ..............................       2,050       81,616
                                                                   ------------
                                                                        459,893
                                                                   ------------


The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 1999
--------------------------------------------------------------------------------

COMMON STOCKS - continued

                                                        Shares       Value+
                                                      ----------- ------------

 TECHNOLOGY - 3.3%
  *Sanmina Corp. ....................................       1,065 $     70,689
  *Solectron Corp. ..................................       2,775      134,588
                                                                  ------------
                                                                       205,277
                                                                  ------------

 TELECOMMUNICATIONS - 7.9%
  *American Tower Corp., Class A.....................       2,295       48,625
  *Global TeleSystems Group, Inc. ...................         475       31,409
  *NTL, Inc. ........................................       1,535      117,044
  *Plantronics, Inc. ................................       2,145      144,788
  *U.S. Cellular Corp. ..............................       1,550       73,528
  *Uniphase Corp. ...................................         585       71,004
                                                                  ------------
                                                                       486,398
                                                                  ------------

 TEXTILES & APPAREL - 3.5%
  *Jones Apparel Group, Inc. ........................       2,150       70,950
  *Men's Wearhouse, Inc. ............................       2,325       63,647
  *WestPoint Stevens, Inc. ..........................       2,295       78,604
                                                                  ------------
                                                                       213,201
                                                                  ------------
  TOTAL COMMON STOCKS (Cost $5,344,677)..........................    6,029,883
                                                                  ------------

 SHORT-TERM INVESTMENT - 17.7%
                                                         Face
                                                        Amount
                                                      -----------

 REPURCHASE AGREEMENT
  Chase Securities, Inc. 4.87%, dated 04/30/99, due
   05/03/99, to be repurchased at $1,097,445,
   collateralized by $1,014,497 of various U.S.
   Treasury Obligations, 5.50%-7.00%, due 5/15/06-
   5/15/08, valued at $1,097,578 (Cost $1,097,000)... $ 1,097,000    1,097,000
                                                                  ------------
  TOTAL INVESTMENTS - 115.2% (Cost $6,441,677)(a)................    7,126,883
                                                                  ------------
  OTHER ASSETS AND LIABILITIES (NET) - (15.2)%...................     (942,282)
                                                                  ------------
  NET ASSETS - 100%.............................................. $  6,184,601
                                                                  ============

  See Note A to Financial Statements.
  +
  *
  Non-Income Producing Security
(a)
  The cost for federal income tax purposes was $6,441,677. At April 30, 1999, net unrealized appreciation for all securities based on tax cost was $685,206. This consisted of aggregate gross unrealized appreciation for all securities of $815,370 and aggregate gross unrealized depreciation for all securities of $130,164.
The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            APRIL 30, 1999
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 Assets
 Investments, at Cost............................................. $6,441,677
                                                                   ==========
 Investments, at Value (including a Repurchase Agreement at
  $1,097,000) - Note A............................................  7,126,883
 Cash.............................................................         40
 Receivable for Investments Sold..................................    115,449
 Receivable from Investment Advisor - Note B......................     46,943
 Dividends and Interest Receivable................................        570
                                                                   ----------
  Total Assets....................................................  7,289,885
                                                                   ----------
 Liabilities
 Payable for Investments Purchased................................  1,077,439
 Payable for Administrative Fees - Note C.........................      7,677
 Payable for Custodian Fees - Note D..............................      3,151
 Payable for Trustees' Fees - Note G..............................        706
 Other Liabilities................................................     16,311
                                                                   ----------
  Total Liabilities...............................................  1,105,284
                                                                   ----------
 Net Assets....................................................... $6,184,601
                                                                   ==========
 Net Assets Consist Of:
 Paid in Capital.................................................. $5,550,117
 Undistributed Net Investment Income..............................      5,280
 Accumulated Net Realized Loss....................................    (56,002)
 Unrealized Appreciation..........................................    685,206
                                                                   ----------
 Net Assets....................................................... $6,184,601
                                                                   ==========
 Institutional Class Shares
 Shares Issued and Outstanding (Unlimited authorization, no par
  value)..........................................................    484,573
 Net Asset Value, Offering and Redemption Price Per Share......... $    12.76
                                                                   ==========

The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
                                            FOR THE PERIOD SEPTEMBER 10, 1998*
                                            TO APRIL 30, 1999
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

Investment Income
Dividends............................................................. $  2,252
Interest..............................................................    8,111
                                                                       --------
 Total Income.........................................................   10,363
                                                                       --------
Expenses
Administrative Fees-Note C............................................   49,797
Printing Fees.........................................................   21,196
Filing and Registration Fees..........................................   20,754
Investment Advisory Fees-Note B.......................................   16,812
Custodian Fees-Note D.................................................    8,706
Audit Fees............................................................    8,200
Trustees' Fees-Note G.................................................    1,818
Other Expenses........................................................    3,013
Investment Advisory Fees Waived--Note B...............................  (16,812)
Expenses Assumed by the Advisor--Note B...............................  (91,535)
                                                                       --------
 Net Expenses Before Expense Offset...................................   21,949
Expense Offset--Note A................................................     (103)
                                                                       --------
 Net Expenses After Expense Offset....................................   21,846
                                                                       --------
Net Investment Loss...................................................  (11,483)
                                                                       --------
Net Realized Loss on Investments......................................  (56,002)
Net Change in Unrealized Appreciation/Depreciation of Investments.....  685,206
                                                                       --------
Net Gain on Investments...............................................  629,204
                                                                       --------
Net Increase in Net Assets Resulting From Operations.................. $617,721
                                                                       ========

*  Commencement of Operations
The accompanying notes are an integral part of the financial statements.

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO

--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  September 10,
                                                                    1998* to
                                                                    April 30,
                                                                      1999
                                                                  -------------
Increase (Decrease) In Net Assets
Operations:
 Net Investment Loss.............................................  $  (11,483)
 Net Realized Loss...............................................     (56,002)
 Net Change in Unrealized Appreciation/Depreciation..............     685,206
                                                                   ----------
 Net Increase in Net Assets Resulting from Operations............     617,721
                                                                   ----------
Capital Share Transactions: (1)
 Issued..........................................................   5,631,775
 Redeemed........................................................     (64,895)
                                                                   ----------
 Net Increase from Capital Share Transactions....................   5,566,880
                                                                   ----------
 Total Increase..................................................   6,184,601
Net Assets:
 Beginning of Period.............................................         --
                                                                   ----------
 End of Period (including undistributed net investment income of
  $5,280)........................................................  $6,184,601
                                                                   ==========
(1) Shares Issued and Redeemed:
 Shares Issued...................................................     489,956
 Shares Redeemed.................................................      (5,383)
                                                                   ----------
                                                                      484,573
                                                                   ==========

*  Commencement of Operations
The accompanying notes are an integral part of the financial statements.

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-------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                               Selected Per Share Data & Ratios
                                  For a Share Outstanding Throughout the Period

                                                                 September 10,
                                                                   1998* to
                                                                   April 30,
                                                                     1999
                                                                 -------------
Net Asset Value, Beginning of Period............................    $10.00
                                                                    ------
Income From Investment Operations
 Net Investment Loss............................................     (0.02)
 Net Realized and Unrealized Gain on Investments................      2.78
                                                                    ------
 Total from Investment Operations...............................      2.76
                                                                    ------
Net Asset Value, End of Period..................................    $12.76
                                                                    ======
Total Return+...................................................     27.50%***
                                                                    ======
Ratios and Supplemental Data
Net Assets, End of Period (Thousands)...........................    $6,185
Ratio of Expenses to Average Net Assets.........................      1.30%**
Ratio of Net Investment Loss to Average Net Assets..............     (0.68)%**
Portfolio Turnover Rate.........................................        24%
Ratio of Voluntarily Waived Fees and Expenses Assumed by the
 Adviser to Average Net Assets..................................      6.44%**
Ratio of Expenses to Average Net Assets Including Expense
 Offsets........................................................      1.30%**

  * Commencement of Operations
 ** Annualized
*** Not Annualized
  + Total return would have been lower had certain fees not been waived and expenses assumed by the Adviser during the period.
The accompanying notes are an integral part of the financial statements.

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS

  UAM Funds Trust and UAM Funds, Inc. (collectively the "UAM Funds") are reg-istered under the Investment Company Act of 1940, as amended. The Pell Rudman Mid-Cap Growth Portfolio (the "Portfolio"), a portfolio of UAM Funds Trust, is a diversified, open-end management investment company. At April 30, 1999, the UAM Funds were comprised of 44 active portfolios. The information presented in the financial statements pertains only to the Portfolio. The objective of the Portfolio is to provide capital appreciation by investing primarily in quality growth companies with medium market capitalizations (i.e., companies with mar-ket capitalizations that fall within the range of the Russell Mid-Cap Growth Index at the time of investment).

  A. Significant Accounting Policies: The following significant accounting policies are in conformity with generally accepted accounting principles. Such policies are consistently followed by the Portfolio in the preparation of its financial statements. Generally accepted accounting principles may require Management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

    1. Security Valuation: Investments for which market quotations are read-ily available are stated at market value, which is determined using the last reported sale price from the exchange where the security is primarily traded. If no sales are reported, as in the case of some securities traded over-the-counter, the market value is determined using the average between the last reported bid and the last reported offer price quoted on such day. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, if it approxi-mates market value. The value of other assets and securities for which no quotations are readily available is determined in good faith at fair value following procedures approved by the Board of Trustees.

    2. Federal Income Taxes: It is the Portfolio's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provi-sion for Federal income taxes is required in the financial statements.

    3. Repurchase Agreements: In connection with transactions involving re-purchase agreements, the Portfolio's custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued inter-est. To the

UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

  extent that any repurchase transaction exceeds one business day, the value of the collateral is monitored on a daily basis to determine the adequacy of the collateral. In the event of default on the obligation to repur-chase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or reten-tion of the collateral or proceeds may be subject to legal proceedings.

    Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the UAM Funds may transfer their daily uninvested cash bal-ances into a joint trading account which invests in one or more repurchase agreements. This joint repurchase agreement is covered by the same collat-eral requirements as discussed above.

    4. Distributions to Shareholders: The Portfolio will distribute substan-tially all of its net investment income quarterly. Any realized net capi-tal gains will be distributed at least annually. All distributions are re-corded on ex-dividend date.

    The amount and character of income and capital gain distributions to be paid are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles.

    Permanent book and tax basis differences resulted in reclassifications for the period ended April 30, 1999, as follows: a decrease in paid in capital of $16,763 and an increase in undistributed net investment income of $16,763.

    Permanent book-tax differences, if any, are not included in ending un-distributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the financial highlights.

    5. Other: Security transactions are accounted for on trade date, the date the trade is executed. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Most expenses of the UAM Funds can be directly attributed to a particular portfolio. Ex-penses that cannot be directly attributed to a portfolio or share class are apportioned among the portfolios of the UAM Funds based on their rela-tive net assets. Custodian fees for the Portfolio are shown gross of ex-pense offsets, if any, for custodian balance credits.

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UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
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  B. Investment Advisory Services: Under the terms of an investment advisory agreement, Pell Rudman Trust Company, N.A., (the "Adviser"), a subsidiary of United Asset Management Corporation ("UAM"), provides investment advisory services to the Portfolio at a fee calculated at an annual rate of 1.00% of average daily net assets for the month. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses if necessary, in order to keep the Portfolio's total annual operating expenses, after the ef-fect of expense offset arrangements, from exceeding 1.30% of average daily net assets.

  C. Administrative Services: UAM Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of UAM, provides and oversees administrative, fund ac-counting, dividend disbursing, shareholder servicing and transfer agent serv-ices to the Portfolio under a Fund Administration Agreement. The Administrator has entered into a Mutual Funds Service Agreement with Chase Global Funds Services Company ("CGFSC"), a corporate affiliate of The Chase Manhattan Bank, under which CGFSC provides certain services including, administrative and fund accounting services . The Administrator has entered into an Agency Agreement with DST Systems, Inc. ("DST"), under which DST provides transfer agent and dividend-disbursing services. The Administrator has also entered into an agreement with UAM Shareholder Service Center, Inc. ("UAMSSC"), an affiliate of UAM, to serve as the shareholder-servicing agent for the UAM Funds.

In exchange for administrative services, the Portfolio pays a five-part fee to the Administrator as follows:
  --Effective April 15, 1999, an annual base fee, which is retained by the Administrator calculated at the annual rate equal to $14,500 for the first operational share class.
  --A portfolio-specific monthly fee of 0.04% per annum of the average daily net assets of the Portfolio, which is retained by the Administrator.
  --An annual base fee that the Administrator pays to CGFSC for its administrative and fund accounting services calculated at the annual rate of no more than $52,500 for the first operational share class; plus 0.039% of its pro rata share of the combined assets of the UAM Funds.
  --An annual base fee that the Administrator pays to DST for its services as transfer agent and dividend-disbursing agent equal to $10,500 for each operational share class.
  --An annual base fee that the Administrator pays to UAMSSC for its serv-ices as sub-shareholder-servicing agent equal to $7,500 for the first operational share class.

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UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------


  The Portfolio also pays certain account and transaction fees and out-of-pocket expenses that may be based on the number of open and closed accounts, the type of account or the services provided to the account.

  For the period from September 10, 1998 to April 30, 1999, the Administrator earned $49,797 from the Portfolio of which $36,071, and $4,937 was paid to CGFSC and UAMSSC, respectively for their services.

  D. Custodian: The Chase Manhattan Bank is custodian for the Portfolio's as-sets held in accordance with the custodian agreement.

  E. Distribution Services: UAM Fund Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of UAM, distributes the shares of the Portfolio. The Distributor does not receive any fee or other compensation with respect to the Portfolio.

  F. Account Services: Through January 1, 1999 the UAM Funds had contracted with UAM Retirement Plan Services, Inc. (the "Service Provider"), a wholly-owned subsidiary of UAM, to perform certain services for participants in a self-directed, defined contribution plan, and for whom the Service Provider provided participant recordkeeping. Pursuant to the terms of the agreement, the Service Provider was entitled to receive, after the end of each month, a fee at the annual rate of 0.15% of the average aggregate daily net asset value of shares of the UAM Funds in the accounts for which it provided services. The agreement was terminated effective January 1, 1999.

  G. Trustees' Fees: Each Trustee, who is not an officer or affiliated person, receives $2,000 per meeting attended plus reimbursement of expenses incurred in attending Trustee meetings, which is allocated proportionally among the ac-tive portfolios of UAM Funds, plus a quarterly retainer of $150 for each ac-tive portfolio of the UAM Funds.

  H. Purchases and Sales: For the period ended April 30, 1999, the Portfolio made purchases of $6,033,475 and sales of $632,795 of investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

  I. Line of Credit: The Portfolio, along with certain other Portfolios of UAM Funds, collectively entered into an agreement which enables them to partici-pate in a $100 million unsecured line of credit with several banks. Borrowings will be made solely to temporarily finance the repurchase of capital shares. Interest is charged to each participating Portfolio based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of

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UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

0.08% per annum, payable at the end of each calendar quarter, is accrued by each participating Portfolio based on its average daily unused portion of the line of credit. During the period from September 10, 1998 to April 30, 1999, the Portfolio had no borrowings under the agreement.

  J. Other: At April 30, 1999, 97% of total shares outstanding were held by 4 record shareholders, each owning more than 10% of the aggregate total shares outstanding. UAM was the record shareholder of 21% of the aggregate total shares outstanding.

  At April 30, 1999, the Portfolio had available a capital loss carryover for Federal Income tax purposes of approximately $17,874 which will expire on April 30, 2007.

  For the period ended April 30, 1999, the Portfolio expects to defer for Fed-eral income tax purposes, post-October capital losses of $38,128.

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UAM FUNDS                                  PELL RUDMAN MID-CAP GROWTH PORTFOLIO
-------------------------------------------------------------------------------

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees of
UAM Funds Trust and Shareholders of
Pell Rudman Mid-Cap Growth Portfolio

In our opinion, the accompanying statement of assets and liabilities, includ-ing the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Pell Rudman Mid-Cap Growth Portfolio (the "Portfolio"), a Portfolio of the UAM Funds Trust, at April 30, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the period indicated, in conformity with generally accepted accounting principles. These financial statements and financial high-lights (hereafter referred to as "financial statements") are the responsibil-ity of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reason-able assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence support-ing the amounts and disclosures in the financial statements, assessing the ac-counting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at April 30, 1999 by corre-spondence with the custodian, provides a reasonable basis for the opinion ex-pressed above.

PricewaterhouseCoopers LLP

Boston, Massachusetts
June 18, 1999

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UAM FUNDS                                   PELL RUDMAN MID-CAP GROWTH PORTFOLIO
--------------------------------------------------------------------------------

Officers and Trustees

Norton H. Reamer                        William H. Park
Trustee, President and Chairman         Vice President


John T. Bennett, Jr.                    Michael E. DeFao
Trustee                                 Secretary


Nancy J. Dunn                           Gary L. French
Trustee                                 Treasurer


Philip D. English                       Robert R. Flaherty
Trustee                                 Assistant Treasurer


William A. Humenuk                      Michael J. Leary
Trustee                                 Assistant Treasurer


James P. Pappas                         Michelle Azrialy
Trustee                                 Assistant Secretary

Peter M. Whitman, Jr.
Trustee
--------------------------------------------------------------------------------

UAM Funds
P.O. Box 419081
Kansas City, MO 64141-6081
(toll free)
1-877-UAM-LINK (826-5465)
www.uam.com

Investment Adviser
Pell Rudman Trust Company, N.A.
100 Federal Street
Boston, MA 02110

Distributor
UAM Fund Distributors, Inc.
211 Congress Street
Boston, MA 02110
                                          This report has been prepared for
                                          shareholders and may be distributed
                                          to others only if preceded or
                                          accompanied by a current prospectus.